Share capital (Schedule of Warrants Issued and Outstanding) (Details)	9 Months Ended
Sep. 30, 2018 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	4,091,623
CAD 4.68 Issued Jul 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	799,065
Exercise price | $	$ 4.68
Issuance date	Jul 2016
Expiry date	Jun 14, 2021
CAD 4.68 Issued Jun 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	1,447,426
Exercise price | $	$ 4.68
Issuance date	Jun 2016
Expiry date	Jun 9, 2021
CAD 1.20 Issued Feb 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	1,537,355
Exercise price | $	$ 1.2
Issuance date	Feb 2016
Expiry date	Feb 10, 2019
CAD 1.20 Issued Nov 2015 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	307,777
Exercise price | $	$ 1.2
Issuance date	Nov 2015
Expiry date	Nov 10, 2018